UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
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Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA PARTNERS LLC
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Address:   767 Fifth Avenue, 8th Floor
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           New York, New York 10153
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Form 13F File Number:     028-10328
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jennifer Fanjiang
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Title:     Deputy General Counsel
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Phone:     212 455-0900
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Signature, Place, and Date of Signing:

/s/ Jennifer Fanjiang            New York, New York         May 14, 2010
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        51
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Form 13F Information Table Value Total:        $1,740,787
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                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                                        FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
                                                         VALUE   SHRS OR   SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE      SHARED   NONE
ARCADIA RES INC               COM            039209101   6,528  25,298,102 SH          SOLE             25,298,102        0      0
ASSOCIATED BANC CORP          COM            045487105  10,320     749,997 SH          SOLE                699,510   50,487      0
BOISE INC                     COM            09746Y105  18,850   3,075,031 SH          SOLE              2,860,461  214,570      0
BROCADE COMMUNICATIONS SYS I  COM NEW        111621306  34,786   6,092,078 SH          SOLE              5,750,239  341,839      0
CARTER INC                    COM            146229109  32,955   1,093,019 SH          SOLE              1,017,250   75,769      0
CF INDS HLDGS INC             COM            125269100  19,773     216,854 SH          SOLE                201,841   15,013      0
CHARMING SHOPPES INC          COM            161133103   9,071   1,661,406 SH          SOLE              1,545,795  115,611      0
CIT GROUP INC                 COM NEW        125581801  23,060     591,901 SH          SOLE                591,901        0      0
COCA COLA ENTERPRISES INC     COM            191219104  90,863   3,284,997 SH          SOLE              3,095,291  189,706      0
COLEMAN CABLE INC             COM            193459302   1,028     207,679 SH          SOLE                207,679        0      0
COMCAST CORP NEW              CL A SPL       20030N200  78,369   4,361,092 SH          SOLE              4,130,683  230,409      0
CONVERGYS CORP                COM            212485106  99,532   8,118,418 SH          SOLE              8,118,418        0      0
COPART INC                    COM            217204106  23,686     665,342 SH          SOLE                622,930   42,412      0
DOMTAR CORP                   COM NEW        257559203  16,652     258,529 SH          SOLE                240,627   17,902      0
EBAY INC                      COM            278642103  83,629   3,101,121 SH          SOLE              2,927,493  173,628      0
ENSCO INTL PLC                SPONSORED ADR  29358Q109  77,305   1,726,336 SH          SOLE              1,632,140   94,196      0
FIRST NIAGARA FINL GP INC     COM            33582V108  46,453   3,264,425 SH          SOLE              3,076,083  188,342      0
FORD MTR CO DEL               COM PAR $0.01  345370860  28,220   2,245,000 SH          SOLE              2,087,712  157,288      0
HILLTOP HOLDINGS INC          COM            432748101  15,291   1,301,326 SH          SOLE              1,247,646   53,680      0
HOSPITALITY PPTYS TR          COM SH BEN INT 44106M102  50,966   2,128,022 SH          SOLE              1,965,087  162,935      0
IBERIABANK CORP               COM            450828108   6,087     101,426 SH          SOLE                 94,403    7,023      0
IMMUCOR INC                   COM            452526106  66,321   2,962,093 SH          SOLE              2,803,757  158,336      0
JDA SOFTWARE GROUP INC        COM            46612K108   9,844     353,857 SH          SOLE                329,354   24,503      0
KAR AUCTION SVCS INC          COM            48238T109  12,048     800,000 SH          SOLE                743,911   56,089      0
KRAFT FOODS INC               CL A           50075N104  20,991     694,159 SH          SOLE                645,958   48,201      0
LEAR CORP                     COM NEW        521865204  12,703     160,082 SH          SOLE                160,082        0      0
LIBERTY MEDIA CORP NEW        LIB STAR COM A 53071M708  44,864     820,632 SH          SOLE                784,232   36,400      0
LIVE NATION ENTERTAINMENT IN  COM            538034109  14,500   1,000,000 SH          SOLE                929,909   70,091      0
MASSEY ENERGY CORP            COM            576206106  18,535     354,456 SH          SOLE                329,945   24,511      0
MCDERMOTT INTL INC            COM            580037109  27,222   1,011,235 SH          SOLE                940,935   70,300      0
MDS INC                       COM            55269P302   7,412     913,991 SH          SOLE                850,841   63,150      0
METLIFE INC                   COM            59156R108  71,195   1,642,709 SH          SOLE              1,544,944   97,765      0
NORTHWEST BANCSHARES INC MD   COM            667340103  21,111   1,799,743 SH          SOLE              1,691,226  108,517      0
OLD NATL BANCORP IND          COM            680033107  10,355     866,569 SH          SOLE                806,352   60,217      0
PEPSICO INC                   COM            713448108  18,900     285,670 SH          SOLE                265,888   19,782      0
PFIZER INC                    COM            717081103  86,753   5,058,479 SH          SOLE              4,767,627  290,852      0
PINNACLE ENTMT INC            COM            723456109  23,610   2,423,977 SH          SOLE              2,255,470  168,507      0
PRGX GLOBAL INC               COM NEW        69357C503   7,568   1,289,281 SH          SOLE              1,211,196   78,085      0
QUESTAR CORP                  COM            748356102  73,381   1,698,630 SH          SOLE              1,605,760   92,870      0
RETAIL OPPORTUNITY INVTS COR  COM            76131N101  24,040   2,375,526 SH          SOLE              2,251,927  123,599      0
RITE AID CORP                 COM            767754104  11,570   7,713,612 SH          SOLE              7,324,417  389,195      0
SAIC INC                      COM            78390X101  18,762   1,060,000 SH          SOLE                985,735   74,265      0
SPDR GOLD TRUST               GOLD SHS       78463V107 165,212   1,516,400 SH  CALL    SOLE              1,427,800   88,600      0
SUPERMEDIA INC                COM            868447103     522      12,840 SH          SOLE                      0   12,840      0
TEMPLE INLAND INC             COM            879868107  26,334   1,288,978 SH          SOLE              1,222,427   66,551      0
TRANSATLANTIC HLDGS INC       COM            893521104  45,196     855,986 SH          SOLE                796,473   59,513      0
TRIUMPH GROUP INC NEW         COM            896818101  11,065     157,870 SH          SOLE                146,809   11,061      0
TRUSTMARK CORP                COM            898402102  10,631     435,180 SH          SOLE                405,668   29,512      0
UMPQUA HLDGS CORP             COM            904214103   2,105     158,711 SH          SOLE                147,989   10,722      0
VIASAT INC                    COM            92552V100   7,850     226,807 SH          SOLE                211,119   15,688      0
XEROX CORP                    COM            984121103  96,763   9,924,427 SH          SOLE              9,340,137  584,290      0
